WARRANTS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 item shares	Dec. 31, 2021 item $ / shares shares	Dec. 31, 2020 shares
Private Placement Warrants [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding | shares	7,520,000
Public Warrants [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding | shares	13,800,000
Public Warrants [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class Of Warrant Or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30
Threshold trading days for redemption of public warrants	20
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Warrant [Member]
Class Of Warrant Or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months	12 months
Public Warrants expiration term		5 years	5 years
Threshold period for filling registration statement after business combination		15 days
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination | $ / shares		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Threshold trading days for calculating Market Value		20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Warrant [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class Of Warrant Or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares		$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30
Threshold trading days for redemption of public warrants		20
Threshold number of business days before sending notice of redemption to warrant holders		3
Redemption period		30 days
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Private Placement Warrants [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding | shares		7,520,000	7,520,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Public Warrants [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding | shares		13,800,000	13,800,000